Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) [Line Items]
Granted options shares (in Shares)			1,148,758
Weighted-average grant date fair value for options granted (in Dollars per share)				$ 0.82
Vicarious Surgical US Inc. [Member]
Stock-Based Compensation (Details) [Line Items]
Options and restricted stock vest percentage			25.00%		25.00%
Share based grant rate			6.25%		6.25%
Granted options shares (in Shares)	89,000		1,148,758,000		1,035,615	1,188,093
Common stock to employees and consultants fair value	$ 532		$ 4,657		$ 842	$ 805
Total gross unrecognized stock-based compensation expense related to unvested stock options	$ 4,922		$ 4,922		$ 1,065	$ 869
Expected recognized over weighted-average period			3 years 1 month 28 days		3 years 2 months 4 days	3 years 10 days
Share based compensation awards shares (in Shares)	776,458		776,458		1,804,694
Weighted-average grant date fair value for options granted (in Dollars per share)	$ 5.97	$ 0.82	$ 4.05		$ 0.0001	$ 0.0001
Aggregate intrinsic value of options exercised	$ 31		$ 65
Weighted-average grant date fair value for options granted per share (in Dollars per share)					$ 0.81	$ 0.68
Share based compensation intrinsic value of options exercised					$ 33	$ 18
2014 Plan [Member] | Vicarious Surgical US Inc. [Member]
Stock-Based Compensation (Details) [Line Items]
Stock options restricted stock and other stock-based awards shares (in Shares)			4,830,591		4,830,591
Employees [Member] | Vicarious Surgical US Inc. [Member]
Stock-Based Compensation (Details) [Line Items]
Employees and expire			3 years		3 years
Nonemployees [Member] | Vicarious Surgical US Inc. [Member]
Stock-Based Compensation (Details) [Line Items]
Employees and expire			10 years		10 years